Liquidity	12 Months Ended
Dec. 31, 2011
Liquidity [Abstract]
LIQUIDITY

NOTE 2—LIQUIDITY

At December 31, 2011, we had cash and cash equivalents of $14.9 million, of which $1.7 million of the cash was held by Eureka Hunter and was only available for use by Eureka Hunter and not the Company as a whole, and working capital deficit of $90.0 million. For the year ended December 31, 2011, we had net loss attributable to common shareholders of $90.7 million and a operating loss from continued operations of $76.7 million, including a $22.9 million impairment of long-lived assets (see Note 3).

We depend on our credit agreements, as described in Note 9, to fund a portion of our operating and capital needs. Under our senior revolving credit agreement, our borrowing base at December 31, 2011, based upon our proved reserves, was $200.0 million. At December 31, 2011, our remaining available borrowing capacity under the senior credit agreement was $58.0 million. On February 14, 2012, our borrowing base under our senior revolving credit agreement was increased from $200 million to $235 million. See Note 17—Subsequent Events for additional information. Pursuant to the terms of our senior revolving credit agreement, our borrowing base is to be redetermined based upon our June 30, 2012 reserve report.

At December 31, 2011, we were not in compliance with the covenant contained in our senior revolving and term loan credit agreements that requires we maintain certain ratios of current assets to current liabilities as described in Note 9. We have received a waiver of the covenant but must be in compliance with the covenant for each quarterly measurement date in 2012, which we believe is probable.

We believe the combination of (i) cash on hand, (ii) cash flow generated from the expected success of prior capital development projects, (iii) debt available under our credit agreements and (iv) our ability to access the equity markets, provide sufficient means to conduct our operations, meet our contractual obligations, including our debt covenant requirements and undertake our capital expenditure program for the twelve months ending December 31, 2012.